Shareholders equity (Details Narrative)			1 Months Ended			12 Months Ended
	Oct. 13, 2022 USD ($) shares	Apr. 25, 2020	Jan. 18, 2024	Jan. 31, 2023 USD ($)	Sep. 27, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Jan. 30, 2023 shares	Nov. 11, 2022 USD ($) shares	Apr. 20, 2020 shares	Aug. 31, 2019 $ / shares shares	Nov. 23, 2018 $ / shares shares
Number of ordinary shares authorized												50,000	50,000
Description of share consolidation			the Company consolidated its issued and outstanding ordinary shares from 70,449,781 Class A ordinary shares of no par value and 3,020,969 Class B ordinary shares of no par value to 2,348,326 Class A ordinary shares of no par value and 100,698 Class B ordinary shares of no par value, on a 30:1 basis.
Proceeds from the Offering | $						$ 0	$ 0	$ 23,000,000
Minimum number of ordinary shares issued												50,000
Maximum number of ordinary shares issued												139,627
Class A Number of ordinary shares issued											10,000,000
Restricted stock issued						2,000,000
Statutory reserves | $						$ 500,000	500,000
Proceeds from private placement | $						$ 0	18,000,000	0
Par value of ordinary shares | $ / shares												$ 1.00	$ 1.00
Forward Split ratio		71.62				71.62
Parent Company [Member]
Proceeds from the Offering | $						$ 0	0	23,000,000
Proceeds from private placement | $						$ 0	$ 0	$ 960,000
CN Energy [Member]
Underwriting agreement, Description				public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering | $				$ 7,800,000
Common Class A [Member]
Number of ordinary shares issued						68,574,781	20,062,658
Number of ordinary shares outstanding						68,574,781	20,062,658
Conversion of ordinary shares						3,112,046
Number of Warrants outstanding						18,183,274
Pre-funded Warrants exercised						3,112,046			4,672,700
Pre-funded Warrants outstanding						1,554			4,672,700
Issuance of stock									15,069,674
Common Class A [Member] | Parent Company [Member]
Number of ordinary shares issued						8,996,865
Convertible note | $						$ 1,250,000
Conversion price | $ / shares						$ 0.12
Common Class A [Member] | Private Placement [Member] | CN Energy [Member]
Issuance of ordinary shares for private placement, net, shares	10,514,018
Proceeds from private placement | $	$ 18,000,000
Common Class A [Member] | Private Placement [Member]
Issuance of ordinary shares for private placement, net, shares					10,514,018
Purchase price of ordinary shares | $ / shares					$ 1.712
Proceeds from private placement | $					$ 18,000,000
Common Class A [Member] | Issuance of Ordinary Shares for Acquisition [Member]
Number of ordinary shares issued										8,819,520
Number of ordinary shares | $										$ 18,373,771
Purchase price | $										$ 17,706,575
Acquisition										100.00%
Common Class B [Member]
Number of ordinary shares issued						3,020,969	3,020,969
Number of ordinary shares outstanding						3,020,969	3,020,969